Disposal of the Discontinued Operations of the Nfid Business (Tables)	9 Months Ended
Sep. 30, 2021
Discontinued Operations and Disposal Groups [Abstract]
Schedule of financial data of the company’s gain from sale of the NFID business
September 30, 2021
Assets:
Current assets:
Inventory, net	$58,447
Total assets	$58,447

Liabilities:
Current liabilities:
Total liabilities	$-

Carrying value of NFID business on date of sale	$58,447
Total consideration	(60,000)
Net gain from sale of NFID business	$1,553

Schedule of operating result of discontinued operations of the NFID Business
	For the Three Months Ended		For the Nine Months Ended
	September 30,		September 30,
	2021	2020	2021	2020
Product sales, net	$39,236	$16,285	$119,541	$18,795
Cost of sales	30,637	29,450	98,998	30,866
Gross profit (loss)	8,599	(13,165)	20,543	(12,071)
Total operating and other non-operating expenses	(97,471)	(64,162)	(249,565)	(170,058)
Gain from sale of NFID business	1,553	-	1,553	-

Loss from discontinued operations	$(87,319)	$(77,327)	$(227,469)	$(182,129)